S000080810 [Member] Average Annual Total Returns	12 Months Ended	28 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.16%	6.35%
Performance Inception Date		Aug. 17, 2023
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.80%	5.91%
Performance Inception Date		Aug. 17, 2023
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.13%	4.84%
Performance Inception Date		Aug. 17, 2023
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	3.21%	6.38%
Performance Inception Date		Aug. 17, 2023
Class R6 | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	21.85%
Performance Inception Date		Aug. 17, 2023
Class R6 | Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.73%	14.66%
Performance Inception Date		Aug. 17, 2023